Reserves for Losses and Loss Adjustment Expenses - Historical Loss Duration (Details)	Dec. 31, 2024
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	13.00%
Year 2	24.00%
Year 3	20.00%
Year 4	14.00%
Year 5	14.00%
Year 6	13.00%
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	30.00%
Year 2	35.00%
Year 3	15.00%
Year 4	2.00%
Year 5	4.00%
Year 6	2.00%